Segment Information	6 Months Ended
Jun. 30, 2024
Segment Information
Segment Information

Note 15 - Segment Information

All of the Group’s long-lived assets are located in the PRC. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended June 30,
	2024	2023
Revenue from China	$20,924,426	$19,216,905
Revenue directly from foreign countries	602,161	524,804
Total Revenue	$21,526,587	$19,741,709

The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments.  Effective in fiscal 2023, the Group combined biodegradable packaging business into consumer products segment. This business segment change is consistent with internal management structure and reporting changes effective for fiscal 2023. Prior periods were revised to reflect retrospective application of this segment realignment. As a result, the Group has determined that it has two operating segments as defined by ASC 280, “Segment Reporting”: consumer products and electric vehicles (“EV”). Consumer products segment manufactures, sell and trade Charcoal Doctor branded products and BBQ charcoal in China well as biodegradable packaging business. The EV segment manufactures and sell electric vehicles. Management, including the chief operating decision maker, reviews operation results of consumer products and EV segments separately.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the six months ended June 30, 2024 and 2023, respectively.

	Consumer Products		EV		Total
	Six months	Six months	Six months	Six months	Six months	Six months
	ended	ended	ended	ended	ended	ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Revenue from external customers	$21,484,736	$19,637,609	$41,851	$104,100	$21,526,587	$19,741,709
Cost of revenue	16,717,284	15,645,881	6,674	40,998	16,723,958	15,686,879
Gross profit	4,767,452	3,991,728	35,177	63,102	4,802,629	4,054,830
Interest expenses	133,518	204,468	58,697	61,111	192,215	265,579
Depreciation & amortization	12,133	114,677	48,861	31,390	60,994	146,067
Capital expenditure	12,817	440	-	184,320	12,817	184,760
Segment assets	138,746,586	134,153,384	3,422,387	3,896,852	142,168,973	138,050,236
Segment profit	$1,782,209	$2,336,133	$(674,169)	$(443,609)	$1,108,040	$1,892,524